Accounting policies IFRS 16 disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets	€ 67.5	€ 72.5
Lease liabilities	89.3	94.1
Other provisions	29.0	29.8	€ 36.5
Increase (decrease) in accounting estimate	€ 145.3	€ 277.9	€ 253.6
Number of operating segments | segment	1
Buildings
Disclosure changes in accounting policy IFRS 16 [Line Items]
Estimated useful life	40 years
Plant and equipment | Bottom of range
Disclosure changes in accounting policy IFRS 16 [Line Items]
Estimated useful life	5 years
Plant and equipment | Top of range
Disclosure changes in accounting policy IFRS 16 [Line Items]
Estimated useful life	20 years
Computer equipment | Bottom of range
Disclosure changes in accounting policy IFRS 16 [Line Items]
Estimated useful life	3 years
Computer equipment | Top of range
Disclosure changes in accounting policy IFRS 16 [Line Items]
Estimated useful life	5 years